FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(Registered  Street Boston MA  02109-3614
trademark)              (617) 563-7000

                        April 30, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  File Room



Re:         Fidelity Destiny Portfolios
            (the trust):

            Destiny I: Class N
            Destiny II: Class N (the funds)

            File Nos. 2-34099 and 811-1796

______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,



/s/Eric D. Roiter
   Eric D. Roiter
   Secretary